SHARE BASED COMPENSATION (Details Narrative) - USD ($)					9 Months Ended	12 Months Ended
	Sep. 21, 2022	Jan. 02, 2021	Jan. 01, 2021	Dec. 22, 2020	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Number of shares warrant					22,338	14,233
Share-based compensation expense							$ 1,041,281
Warrant [Member]
Warrants outstanding					35,861	841,440	1,800,000
Weighted average exercise price					$ 0.2	$ 0.01
Weighted average remaining contractual term					2 months 12 days	1 year
Aggregate intrinsic value					$ 400,000	$ 200,000
Share-based compensation expense							$ 2,107,825
Post Reverse Stock Split [Member]
Number of shares authorized			31,554
Warrants outstanding						42,072
Weighted average exercise price						$ 0.2
Board of Directors [Member]
Number of shares authorized		15,541
Number of shares vested		15,541
Number of warrants exercised						124,223
Share based compensation, expected term of fair value		2 years 6 months	1 year 6 months
Share-based compensation, expected dividend rate		0.00%	0.00%
Share-based compensation, average interest rate		0.12%	2.96%
Share-based compensation, volatility		51.30%	215.40%
Board of Directors [Member] | Warrant [Member]
Number of shares authorized		31,554
Number of shares vested		31,554
Board of Directors [Member] | Post Reverse Stock Split [Member]
Number of shares authorized			631,080
Number of shares vested		31,554		5,181
Number of warrants exercised						6,211
Number of shares issues		15,541
Board of Directors [Member] | Common Stock [Member]
Number of shares authorized			310,830
Number of shares vested		310,830
Number of shares warrant			15,541
Board of Directors [Member] | The Crone Law Group, P.C. [Member]
Number of shares authorized				103,610
Warrants outstanding				210,360
Number of shares vested				103,610
Number of warrants exercised	4,307			0
Share based compensation, expected term of fair value				2 years 6 months
Share-based compensation, expected dividend rate				0.00%
Expected volatility				43.50%
Share-based compensation, average interest rate				0.11%
Share-based compensation, volatility				43.50%
Board of Directors [Member] | The Crone Law Group, P.C. [Member] | Warrant [Member]
Number of shares authorized				5,181
Warrants outstanding				10,518
Number of shares vested				5,181
Number of warrants exercised				6,211
Board of Directors [Member] | The Crone Law Group, P.C. [Member] | Post Reverse Stock Split [Member]
Number of shares authorized				5,181